Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Neuberger Berman Income Funds
Entity Central Index Key	0000723620
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000021325
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Investor Class
Trading Symbol	NCRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/corebond. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/corebond
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$39	0.78%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 1,035,051,431
Holdings Count | Holding	882
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,035,051,431
Number of Portfolio Holdings	882
Portfolio Turnover Rate	72%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	37.1%
Corporate Bonds	31.7%
U.S. Treasury Obligations	15.3%
Asset-Backed Securities	12.8%
Foreign Government Securities	2.2%
U.S. Government Agency Securities	0.3%
Short-Term Investments	2.7%
Liabilities Less Other Assets	(2.1)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury	15.0%
Federal National Mortgage Association	13.4%
Federal Home Loan Mortgage Corp.	11.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.7%
Government National Mortgage Association	2.3%
Warnermedia Holdings, Inc.	1.4%
JPMorgan Chase & Co.	1.4%
Foundry JV Holdco LLC	1.1%
Boeing Co.	1.1%
Goldman Sachs Group, Inc.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021326
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Institutional Class
Trading Symbol	NCRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/corebond. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/corebond
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$19	0.38%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 1,035,051,431
Holdings Count | Holding	882
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,035,051,431
Number of Portfolio Holdings	882
Portfolio Turnover Rate	72%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	37.1%
Corporate Bonds	31.7%
U.S. Treasury Obligations	15.3%
Asset-Backed Securities	12.8%
Foreign Government Securities	2.2%
U.S. Government Agency Securities	0.3%
Short-Term Investments	2.7%
Liabilities Less Other Assets	(2.1)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury	15.0%
Federal National Mortgage Association	13.4%
Federal Home Loan Mortgage Corp.	11.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.7%
Government National Mortgage Association	2.3%
Warnermedia Holdings, Inc.	1.4%
JPMorgan Chase & Co.	1.4%
Foundry JV Holdco LLC	1.1%
Boeing Co.	1.1%
Goldman Sachs Group, Inc.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000057304
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Class A
Trading Symbol	NCRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/corebond. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/corebond
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$39	0.78%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 1,035,051,431
Holdings Count | Holding	882
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,035,051,431
Number of Portfolio Holdings	882
Portfolio Turnover Rate	72%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	37.1%
Corporate Bonds	31.7%
U.S. Treasury Obligations	15.3%
Asset-Backed Securities	12.8%
Foreign Government Securities	2.2%
U.S. Government Agency Securities	0.3%
Short-Term Investments	2.7%
Liabilities Less Other Assets	(2.1)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury	15.0%
Federal National Mortgage Association	13.4%
Federal Home Loan Mortgage Corp.	11.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.7%
Government National Mortgage Association	2.3%
Warnermedia Holdings, Inc.	1.4%
JPMorgan Chase & Co.	1.4%
Foundry JV Holdco LLC	1.1%
Boeing Co.	1.1%
Goldman Sachs Group, Inc.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000057305
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Class C
Trading Symbol	NCRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/corebond. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/corebond
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$77	1.53%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.53%
AssetsNet	$ 1,035,051,431
Holdings Count | Holding	882
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,035,051,431
Number of Portfolio Holdings	882
Portfolio Turnover Rate	72%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	37.1%
Corporate Bonds	31.7%
U.S. Treasury Obligations	15.3%
Asset-Backed Securities	12.8%
Foreign Government Securities	2.2%
U.S. Government Agency Securities	0.3%
Short-Term Investments	2.7%
Liabilities Less Other Assets	(2.1)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury	15.0%
Federal National Mortgage Association	13.4%
Federal Home Loan Mortgage Corp.	11.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.7%
Government National Mortgage Association	2.3%
Warnermedia Holdings, Inc.	1.4%
JPMorgan Chase & Co.	1.4%
Foundry JV Holdco LLC	1.1%
Boeing Co.	1.1%
Goldman Sachs Group, Inc.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000153036
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Class R6
Trading Symbol	NRCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/corebond. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/corebond
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$14	0.28%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 1,035,051,431
Holdings Count | Holding	882
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,035,051,431
Number of Portfolio Holdings	882
Portfolio Turnover Rate	72%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	37.1%
Corporate Bonds	31.7%
U.S. Treasury Obligations	15.3%
Asset-Backed Securities	12.8%
Foreign Government Securities	2.2%
U.S. Government Agency Securities	0.3%
Short-Term Investments	2.7%
Liabilities Less Other Assets	(2.1)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury	15.0%
Federal National Mortgage Association	13.4%
Federal Home Loan Mortgage Corp.	11.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.7%
Government National Mortgage Association	2.3%
Warnermedia Holdings, Inc.	1.4%
JPMorgan Chase & Co.	1.4%
Foundry JV Holdco LLC	1.1%
Boeing Co.	1.1%
Goldman Sachs Group, Inc.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000129449
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Institutional Class
Trading Symbol	NERIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/EMD. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/EMD
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$39	0.78%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 113,278,194
Holdings Count | Holding	742
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$113,278,194
Number of Portfolio Holdings	742
Portfolio Turnover Rate	32%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Foreign Government Securities	64.0%
Corporate Bonds	28.6%
Short-Term Investments	2.2%
Other Assets Less Liabilities	5.2%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Indonesia	7.4%
India	6.3%
South Africa	5.6%
China	5.1%
Brazil	5.0%
Poland	4.2%
Mexico	3.6%
Thailand	3.6%
Turkey	3.6%
Colombia	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Indonesia Treasury Bonds	6.5%
India Government Bonds	5.0%
Republic of South Africa Government Bonds	4.2%
China Government Bonds	4.0%
Republic of Poland Government Bonds	3.8%
Thailand Government Bonds	3.3%
Malaysia Government Bonds	3.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.4%
Brazil Notas do Tesouro Nacional	2.3%
Romania Government Bonds	2.1%

C000129447
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class A
Trading Symbol	NERAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/EMD. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/EMD
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$56	1.11%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
AssetsNet	$ 113,278,194
Holdings Count | Holding	742
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$113,278,194
Number of Portfolio Holdings	742
Portfolio Turnover Rate	32%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Foreign Government Securities	64.0%
Corporate Bonds	28.6%
Short-Term Investments	2.2%
Other Assets Less Liabilities	5.2%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Indonesia	7.4%
India	6.3%
South Africa	5.6%
China	5.1%
Brazil	5.0%
Poland	4.2%
Mexico	3.6%
Thailand	3.6%
Turkey	3.6%
Colombia	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Indonesia Treasury Bonds	6.5%
India Government Bonds	5.0%
Republic of South Africa Government Bonds	4.2%
China Government Bonds	4.0%
Republic of Poland Government Bonds	3.8%
Thailand Government Bonds	3.3%
Malaysia Government Bonds	3.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.4%
Brazil Notas do Tesouro Nacional	2.3%
Romania Government Bonds	2.1%

C000129448
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class C
Trading Symbol	NERCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/EMD. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/EMD
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$89	1.76%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.76%
AssetsNet	$ 113,278,194
Holdings Count | Holding	742
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$113,278,194
Number of Portfolio Holdings	742
Portfolio Turnover Rate	32%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Foreign Government Securities	64.0%
Corporate Bonds	28.6%
Short-Term Investments	2.2%
Other Assets Less Liabilities	5.2%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Indonesia	7.4%
India	6.3%
South Africa	5.6%
China	5.1%
Brazil	5.0%
Poland	4.2%
Mexico	3.6%
Thailand	3.6%
Turkey	3.6%
Colombia	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Indonesia Treasury Bonds	6.5%
India Government Bonds	5.0%
Republic of South Africa Government Bonds	4.2%
China Government Bonds	4.0%
Republic of Poland Government Bonds	3.8%
Thailand Government Bonds	3.3%
Malaysia Government Bonds	3.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.4%
Brazil Notas do Tesouro Nacional	2.3%
Romania Government Bonds	2.1%

C000082160
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Institutional Class
Trading Symbol	NFIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/floatingrate. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/floatingrate
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$30	0.60%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 495,698,825
Holdings Count | Holding	378
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$495,698,825
Number of Portfolio Holdings	378
Portfolio Turnover Rate	40%

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Software	11.1%
Oil, Gas & Consumable Fuels	5.6%
Health Care Providers & Services	5.2%
Diversified Telecommunication Services	4.4%
Investment Companies	4.3%
Commercial Services & Supplies	4.3%
Capital Markets	4.0%
Hotels, Restaurants & Leisure	3.9%
Trading Companies & Distributors	3.8%
Professional Services	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	4.3%
Zayo Group Holdings, Inc.	0.8%
Lumen Technologies, Inc.	0.7%
CSC Holdings LLC	0.6%
MH Sub I LLC	0.6%
KKR Apple Bidco LLC	0.6%
Peer Holding III BV	0.5%
Quikrete Holdings, Inc.	0.5%
Opal Bidco SAS	0.5%
Kaseya, Inc.	0.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000082158
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class A
Trading Symbol	NFIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/floatingrate. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/floatingrate
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$49	0.97%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
AssetsNet	$ 495,698,825
Holdings Count | Holding	378
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$495,698,825
Number of Portfolio Holdings	378
Portfolio Turnover Rate	40%

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Software	11.1%
Oil, Gas & Consumable Fuels	5.6%
Health Care Providers & Services	5.2%
Diversified Telecommunication Services	4.4%
Investment Companies	4.3%
Commercial Services & Supplies	4.3%
Capital Markets	4.0%
Hotels, Restaurants & Leisure	3.9%
Trading Companies & Distributors	3.8%
Professional Services	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	4.3%
Zayo Group Holdings, Inc.	0.8%
Lumen Technologies, Inc.	0.7%
CSC Holdings LLC	0.6%
MH Sub I LLC	0.6%
KKR Apple Bidco LLC	0.6%
Peer Holding III BV	0.5%
Quikrete Holdings, Inc.	0.5%
Opal Bidco SAS	0.5%
Kaseya, Inc.	0.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000082159
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class C
Trading Symbol	NFICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/floatingrate. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/floatingrate
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$86	1.72%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.72%
AssetsNet	$ 495,698,825
Holdings Count | Holding	378
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$495,698,825
Number of Portfolio Holdings	378
Portfolio Turnover Rate	40%

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Software	11.1%
Oil, Gas & Consumable Fuels	5.6%
Health Care Providers & Services	5.2%
Diversified Telecommunication Services	4.4%
Investment Companies	4.3%
Commercial Services & Supplies	4.3%
Capital Markets	4.0%
Hotels, Restaurants & Leisure	3.9%
Trading Companies & Distributors	3.8%
Professional Services	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	4.3%
Zayo Group Holdings, Inc.	0.8%
Lumen Technologies, Inc.	0.7%
CSC Holdings LLC	0.6%
MH Sub I LLC	0.6%
KKR Apple Bidco LLC	0.6%
Peer Holding III BV	0.5%
Quikrete Holdings, Inc.	0.5%
Opal Bidco SAS	0.5%
Kaseya, Inc.	0.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021322
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Investor Class
Trading Symbol	NHINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/highincomebond. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/highincomebond
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$44	0.88%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 605,999,493
Holdings Count | Holding	552
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$605,999,493
Number of Portfolio Holdings	552
Portfolio Turnover Rate	35%

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	5.7%
Media	5.7%
Telecommunications	5.5%
Commercial Services	4.9%
Diversified Financial Services	4.9%
Chemicals	3.9%
Retail	3.8%
Oil & Gas	3.8%
Insurance	3.8%
Entertainment	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.3%
CSC Holdings LLC	1.2%
Tenet Healthcare Corp.	0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.9%
Venture Global LNG, Inc.	0.8%
Carnival Corp.	0.8%
Celanese U.S. Holdings LLC	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000064460
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Institutional Class
Trading Symbol	NHILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/highincomebond. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/highincomebond
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$36	0.72%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
AssetsNet	$ 605,999,493
Holdings Count | Holding	552
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$605,999,493
Number of Portfolio Holdings	552
Portfolio Turnover Rate	35%

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	5.7%
Media	5.7%
Telecommunications	5.5%
Commercial Services	4.9%
Diversified Financial Services	4.9%
Chemicals	3.9%
Retail	3.8%
Oil & Gas	3.8%
Insurance	3.8%
Entertainment	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.3%
CSC Holdings LLC	1.2%
Tenet Healthcare Corp.	0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.9%
Venture Global LNG, Inc.	0.8%
Carnival Corp.	0.8%
Celanese U.S. Holdings LLC	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077167
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Class A
Trading Symbol	NHIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/highincomebond. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/highincomebond
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$56	1.12%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%
AssetsNet	$ 605,999,493
Holdings Count | Holding	552
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$605,999,493
Number of Portfolio Holdings	552
Portfolio Turnover Rate	35%

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	5.7%
Media	5.7%
Telecommunications	5.5%
Commercial Services	4.9%
Diversified Financial Services	4.9%
Chemicals	3.9%
Retail	3.8%
Oil & Gas	3.8%
Insurance	3.8%
Entertainment	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.3%
CSC Holdings LLC	1.2%
Tenet Healthcare Corp.	0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.9%
Venture Global LNG, Inc.	0.8%
Carnival Corp.	0.8%
Celanese U.S. Holdings LLC	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077168
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Class C
Trading Symbol	NHICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/highincomebond. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/highincomebond
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$93	1.87%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.87%
AssetsNet	$ 605,999,493
Holdings Count | Holding	552
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$605,999,493
Number of Portfolio Holdings	552
Portfolio Turnover Rate	35%

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	5.7%
Media	5.7%
Telecommunications	5.5%
Commercial Services	4.9%
Diversified Financial Services	4.9%
Chemicals	3.9%
Retail	3.8%
Oil & Gas	3.8%
Insurance	3.8%
Entertainment	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.3%
CSC Holdings LLC	1.2%
Tenet Healthcare Corp.	0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.9%
Venture Global LNG, Inc.	0.8%
Carnival Corp.	0.8%
Celanese U.S. Holdings LLC	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077170
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Class R3
Trading Symbol	NHIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/highincomebond. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/highincomebond
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$68	1.37%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.37%
AssetsNet	$ 605,999,493
Holdings Count | Holding	552
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$605,999,493
Number of Portfolio Holdings	552
Portfolio Turnover Rate	35%

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	5.7%
Media	5.7%
Telecommunications	5.5%
Commercial Services	4.9%
Diversified Financial Services	4.9%
Chemicals	3.9%
Retail	3.8%
Oil & Gas	3.8%
Insurance	3.8%
Entertainment	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.3%
CSC Holdings LLC	1.2%
Tenet Healthcare Corp.	0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.9%
Venture Global LNG, Inc.	0.8%
Carnival Corp.	0.8%
Celanese U.S. Holdings LLC	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000125075
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Class R6
Trading Symbol	NRHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/highincomebond. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/highincomebond
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$31	0.62%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 605,999,493
Holdings Count | Holding	552
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$605,999,493
Number of Portfolio Holdings	552
Portfolio Turnover Rate	35%

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	5.7%
Media	5.7%
Telecommunications	5.5%
Commercial Services	4.9%
Diversified Financial Services	4.9%
Chemicals	3.9%
Retail	3.8%
Oil & Gas	3.8%
Insurance	3.8%
Entertainment	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.3%
CSC Holdings LLC	1.2%
Tenet Healthcare Corp.	0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.9%
Venture Global LNG, Inc.	0.8%
Carnival Corp.	0.8%
Celanese U.S. Holdings LLC	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000228875
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Class E
Trading Symbol	NHIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/highincomebond. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/highincomebond
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$5	0.09%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 605,999,493
Holdings Count | Holding	552
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$605,999,493
Number of Portfolio Holdings	552
Portfolio Turnover Rate	35%

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	5.7%
Media	5.7%
Telecommunications	5.5%
Commercial Services	4.9%
Diversified Financial Services	4.9%
Chemicals	3.9%
Retail	3.8%
Oil & Gas	3.8%
Insurance	3.8%
Entertainment	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.3%
CSC Holdings LLC	1.2%
Tenet Healthcare Corp.	0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.9%
Venture Global LNG, Inc.	0.8%
Carnival Corp.	0.8%
Celanese U.S. Holdings LLC	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000157073
Shareholder Report [Line Items]
Fund Name	Municipal High Income Fund
Class Name	Institutional Class
Trading Symbol	NMHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/munihighincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/munihighincome
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$25	0.50%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 60,518,730
Holdings Count | Holding	138
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$60,518,730
Number of Portfolio Holdings	138
Portfolio Turnover Rate	38%

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	86.5%
General Obligations	5.3%
Tax Allocation	3.6%
Special Assessment	2.8%
Tax-Exempt Preferreds	1.7%
Special Tax	0.1%
Loan Assignments	0.0%Footnote Reference**
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

California	11.1%
New York	9.4%
Texas	8.2%
Florida	7.1%
Wisconsin	5.1%
Colorado	4.9%
Alabama	4.7%
Ohio	4.7%
West Virginia	3.6%
Arizona	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000157071
Shareholder Report [Line Items]
Fund Name	Municipal High Income Fund
Class Name	Class A
Trading Symbol	NMHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/munihighincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/munihighincome
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$43	0.87%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
AssetsNet	$ 60,518,730
Holdings Count | Holding	138
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$60,518,730
Number of Portfolio Holdings	138
Portfolio Turnover Rate	38%

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	86.5%
General Obligations	5.3%
Tax Allocation	3.6%
Special Assessment	2.8%
Tax-Exempt Preferreds	1.7%
Special Tax	0.1%
Loan Assignments	0.0%Footnote Reference**
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

California	11.1%
New York	9.4%
Texas	8.2%
Florida	7.1%
Wisconsin	5.1%
Colorado	4.9%
Alabama	4.7%
Ohio	4.7%
West Virginia	3.6%
Arizona	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000157072
Shareholder Report [Line Items]
Fund Name	Municipal High Income Fund
Class Name	Class C
Trading Symbol	NMHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/munihighincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/munihighincome
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$80	1.63%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.63%
AssetsNet	$ 60,518,730
Holdings Count | Holding	138
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$60,518,730
Number of Portfolio Holdings	138
Portfolio Turnover Rate	38%

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	86.5%
General Obligations	5.3%
Tax Allocation	3.6%
Special Assessment	2.8%
Tax-Exempt Preferreds	1.7%
Special Tax	0.1%
Loan Assignments	0.0%Footnote Reference**
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

California	11.1%
New York	9.4%
Texas	8.2%
Florida	7.1%
Wisconsin	5.1%
Colorado	4.9%
Alabama	4.7%
Ohio	4.7%
West Virginia	3.6%
Arizona	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000121799
Shareholder Report [Line Items]
Fund Name	Municipal Impact Fund
Class Name	Institutional Class
Trading Symbol	NMIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/muniimpact. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/muniimpact
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$21	0.43%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
AssetsNet	$ 74,450,978
Holdings Count | Holding	113
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$74,450,978
Number of Portfolio Holdings	113
Portfolio Turnover Rate	33%

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	72.1%
General Obligations	24.3%
Certificates of Participation	2.2%
Pre-Refunded	1.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Texas	11.2%
Michigan	9.9%
New York	7.7%
Illinois	6.9%
Kentucky	6.7%
Georgia	6.5%
Pennsylvania	5.7%
South Carolina	5.1%
West Virginia	4.6%
Oklahoma	4.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000201844
Shareholder Report [Line Items]
Fund Name	Municipal Impact Fund
Class Name	Class A
Trading Symbol	NIMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/muniimpact. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/muniimpact
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$40	0.80%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 74,450,978
Holdings Count | Holding	113
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$74,450,978
Number of Portfolio Holdings	113
Portfolio Turnover Rate	33%

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	72.1%
General Obligations	24.3%
Certificates of Participation	2.2%
Pre-Refunded	1.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Texas	11.2%
Michigan	9.9%
New York	7.7%
Illinois	6.9%
Kentucky	6.7%
Georgia	6.5%
Pennsylvania	5.7%
South Carolina	5.1%
West Virginia	4.6%
Oklahoma	4.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000201845
Shareholder Report [Line Items]
Fund Name	Municipal Impact Fund
Class Name	Class C
Trading Symbol	NIMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/muniimpact. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/muniimpact
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$77	1.55%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.55%
AssetsNet	$ 74,450,978
Holdings Count | Holding	113
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$74,450,978
Number of Portfolio Holdings	113
Portfolio Turnover Rate	33%

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	72.1%
General Obligations	24.3%
Certificates of Participation	2.2%
Pre-Refunded	1.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Texas	11.2%
Michigan	9.9%
New York	7.7%
Illinois	6.9%
Kentucky	6.7%
Georgia	6.5%
Pennsylvania	5.7%
South Carolina	5.1%
West Virginia	4.6%
Oklahoma	4.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021323
Shareholder Report [Line Items]
Fund Name	Municipal Intermediate Bond Fund
Class Name	Investor Class
Trading Symbol	NMUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/muniintermediate. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/muniintermediate
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$23	0.46%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 186,642,352
Holdings Count | Holding	219
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$186,642,352
Number of Portfolio Holdings	219
Portfolio Turnover Rate	43%

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	68.6%
General Obligations	27.8%
Tax-Exempt Preferreds	1.3%
Special Assessment	0.9%
Tax Allocation	0.9%
Certificates of Participation	0.3%
Pre-Refunded	0.2%
Special Tax	0.0%Footnote Reference**
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	16.0%
Illinois	12.8%
Pennsylvania	6.5%
Texas	6.3%
Georgia	4.4%
New Jersey	4.2%
California	3.3%
Alabama	3.3%
Massachusetts	3.3%
Florida	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000089979
Shareholder Report [Line Items]
Fund Name	Municipal Intermediate Bond Fund
Class Name	Institutional Class
Trading Symbol	NMNLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/muniintermediate. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/muniintermediate
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$15	0.31%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%
AssetsNet	$ 186,642,352
Holdings Count | Holding	219
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$186,642,352
Number of Portfolio Holdings	219
Portfolio Turnover Rate	43%

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	68.6%
General Obligations	27.8%
Tax-Exempt Preferreds	1.3%
Special Assessment	0.9%
Tax Allocation	0.9%
Certificates of Participation	0.3%
Pre-Refunded	0.2%
Special Tax	0.0%Footnote Reference**
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	16.0%
Illinois	12.8%
Pennsylvania	6.5%
Texas	6.3%
Georgia	4.4%
New Jersey	4.2%
California	3.3%
Alabama	3.3%
Massachusetts	3.3%
Florida	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000089977
Shareholder Report [Line Items]
Fund Name	Municipal Intermediate Bond Fund
Class Name	Class A
Trading Symbol	NMNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/muniintermediate. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/muniintermediate
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$34	0.68%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 186,642,352
Holdings Count | Holding	219
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$186,642,352
Number of Portfolio Holdings	219
Portfolio Turnover Rate	43%

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	68.6%
General Obligations	27.8%
Tax-Exempt Preferreds	1.3%
Special Assessment	0.9%
Tax Allocation	0.9%
Certificates of Participation	0.3%
Pre-Refunded	0.2%
Special Tax	0.0%Footnote Reference**
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	16.0%
Illinois	12.8%
Pennsylvania	6.5%
Texas	6.3%
Georgia	4.4%
New Jersey	4.2%
California	3.3%
Alabama	3.3%
Massachusetts	3.3%
Florida	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000089978
Shareholder Report [Line Items]
Fund Name	Municipal Intermediate Bond Fund
Class Name	Class C
Trading Symbol	NMNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/muniintermediate. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/muniintermediate
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$71	1.43%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%
AssetsNet	$ 186,642,352
Holdings Count | Holding	219
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$186,642,352
Number of Portfolio Holdings	219
Portfolio Turnover Rate	43%

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	68.6%
General Obligations	27.8%
Tax-Exempt Preferreds	1.3%
Special Assessment	0.9%
Tax Allocation	0.9%
Certificates of Participation	0.3%
Pre-Refunded	0.2%
Special Tax	0.0%Footnote Reference**
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	16.0%
Illinois	12.8%
Pennsylvania	6.5%
Texas	6.3%
Georgia	4.4%
New Jersey	4.2%
California	3.3%
Alabama	3.3%
Massachusetts	3.3%
Florida	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000044074
Shareholder Report [Line Items]
Fund Name	Strategic Income Fund
Class Name	Trust Class
Trading Symbol	NSTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/strategicincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/strategicincome
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$47	0.94%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
AssetsNet	$ 6,124,226,117
Holdings Count | Holding	2,290
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$6,124,226,117
Number of Portfolio Holdings	2,290
Portfolio Turnover Rate	70%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	51.7%
Corporate Bonds	34.4%
Asset-Backed Securities	10.5%
U.S. Treasury Obligations	6.4%
Foreign Government Securities	3.6%
Exchange-Traded Funds	3.4%
Municipal Notes	0.5%
Loan Assignments	0.4%
U.S. Government Agency Securities	0.1%
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	6.8%
Liabilities Less Other Assets	(17.8)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Uniform Mortgage-Backed Securities	14.1%
Federal National Mortgage Association	6.6%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.8%
U.S. Treasury	5.4%
Federal Home Loan Mortgage Corp.	4.9%
Government National Mortgage Association	2.8%
Federal National Mortgage Association Connecticut Avenue Securities	2.5%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.8%
BX Commercial Mortgage Trust	0.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021324
Shareholder Report [Line Items]
Fund Name	Strategic Income Fund
Class Name	Institutional Class
Trading Symbol	NSTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/strategicincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/strategicincome
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$30	0.59%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 6,124,226,117
Holdings Count | Holding	2,290
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$6,124,226,117
Number of Portfolio Holdings	2,290
Portfolio Turnover Rate	70%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	51.7%
Corporate Bonds	34.4%
Asset-Backed Securities	10.5%
U.S. Treasury Obligations	6.4%
Foreign Government Securities	3.6%
Exchange-Traded Funds	3.4%
Municipal Notes	0.5%
Loan Assignments	0.4%
U.S. Government Agency Securities	0.1%
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	6.8%
Liabilities Less Other Assets	(17.8)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Uniform Mortgage-Backed Securities	14.1%
Federal National Mortgage Association	6.6%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.8%
U.S. Treasury	5.4%
Federal Home Loan Mortgage Corp.	4.9%
Government National Mortgage Association	2.8%
Federal National Mortgage Association Connecticut Avenue Securities	2.5%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.8%
BX Commercial Mortgage Trust	0.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000057302
Shareholder Report [Line Items]
Fund Name	Strategic Income Fund
Class Name	Class A
Trading Symbol	NSTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/strategicincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/strategicincome
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$48	0.96%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
AssetsNet	$ 6,124,226,117
Holdings Count | Holding	2,290
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$6,124,226,117
Number of Portfolio Holdings	2,290
Portfolio Turnover Rate	70%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	51.7%
Corporate Bonds	34.4%
Asset-Backed Securities	10.5%
U.S. Treasury Obligations	6.4%
Foreign Government Securities	3.6%
Exchange-Traded Funds	3.4%
Municipal Notes	0.5%
Loan Assignments	0.4%
U.S. Government Agency Securities	0.1%
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	6.8%
Liabilities Less Other Assets	(17.8)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Uniform Mortgage-Backed Securities	14.1%
Federal National Mortgage Association	6.6%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.8%
U.S. Treasury	5.4%
Federal Home Loan Mortgage Corp.	4.9%
Government National Mortgage Association	2.8%
Federal National Mortgage Association Connecticut Avenue Securities	2.5%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.8%
BX Commercial Mortgage Trust	0.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000057303
Shareholder Report [Line Items]
Fund Name	Strategic Income Fund
Class Name	Class C
Trading Symbol	NSTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/strategicincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/strategicincome
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$85	1.69%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.69%
AssetsNet	$ 6,124,226,117
Holdings Count | Holding	2,290
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$6,124,226,117
Number of Portfolio Holdings	2,290
Portfolio Turnover Rate	70%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	51.7%
Corporate Bonds	34.4%
Asset-Backed Securities	10.5%
U.S. Treasury Obligations	6.4%
Foreign Government Securities	3.6%
Exchange-Traded Funds	3.4%
Municipal Notes	0.5%
Loan Assignments	0.4%
U.S. Government Agency Securities	0.1%
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	6.8%
Liabilities Less Other Assets	(17.8)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Uniform Mortgage-Backed Securities	14.1%
Federal National Mortgage Association	6.6%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.8%
U.S. Treasury	5.4%
Federal Home Loan Mortgage Corp.	4.9%
Government National Mortgage Association	2.8%
Federal National Mortgage Association Connecticut Avenue Securities	2.5%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.8%
BX Commercial Mortgage Trust	0.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000125076
Shareholder Report [Line Items]
Fund Name	Strategic Income Fund
Class Name	Class R6
Trading Symbol	NRSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/strategicincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/strategicincome
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$25	0.49%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 6,124,226,117
Holdings Count | Holding	2,290
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$6,124,226,117
Number of Portfolio Holdings	2,290
Portfolio Turnover Rate	70%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	51.7%
Corporate Bonds	34.4%
Asset-Backed Securities	10.5%
U.S. Treasury Obligations	6.4%
Foreign Government Securities	3.6%
Exchange-Traded Funds	3.4%
Municipal Notes	0.5%
Loan Assignments	0.4%
U.S. Government Agency Securities	0.1%
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	6.8%
Liabilities Less Other Assets	(17.8)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Uniform Mortgage-Backed Securities	14.1%
Federal National Mortgage Association	6.6%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.8%
U.S. Treasury	5.4%
Federal Home Loan Mortgage Corp.	4.9%
Government National Mortgage Association	2.8%
Federal National Mortgage Association Connecticut Avenue Securities	2.5%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.8%
BX Commercial Mortgage Trust	0.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.